---------------------------
APPENDIX I                                                   OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number:       3235-0456
                                                     Expires:      July 31, 2006
                                                     Estimated average burden
                                                     hours per response........2
                                                     ---------------------------
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24 F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

----------------------------------------------------------------------------------------------------------------------------------
1.    Name and address of issuer:                                            Mellon Institutional Funds Investment Trust
                                                                             One Boston Place, 24th Floor
                                                                             Boston, MA  02108
----------------------------------------------------------------------------------------------------------------------------------
2.   The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the securities of the issuer check the box but do not list series or classes):[_]

3.   Standish Mellon Fixed Income Fund                                       Standish Mellon High Yield Bond Fund
     Standish Mellon Crossover Bond Fund                                     Standish Mellon International Fixed Income II Fund
     Standish Mellon International Fixed Income Fund                         Standish Mellon Investment Grade Bond Fund
     Standish Mellon Global Fixed Income Fund                                Standish Mellon Emerging Markets Debt Fund
     Standish Mellon Enhanced Yield Fund                                     Standish Opportunistic High Yield Fund

----------------------------------------------------------------------------------------------------------------------------------
4.   Investment Company Act File Number: 811-4813

     Securities Act File Number:  33-8214
----------------------------------------------------------------------------------------------------------------------------------

4(a) Last day of fiscal year for which this Form is filed: December 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
4(b) [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
----------------------------------------------------------------------------------------------------------------------------------
4(c) [_] Check box if this is the last time the issuer will be filing this Form.
----------------------------------------------------------------------------------------------------------------------------------

SEC 2393(9-97)


----------------------------------------------------------------------------------------------------------------------------------
5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                                                           $ 200,615,762
                                                                                                             -------------

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                                    $  455,786,079
                                                                                   --------------

     (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
            to the Commission:                                                     $4,290,851,128

     (iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                 $4,746,637,207
                                                                                                             --------------

     (v)    Net sales--if item 5(i) is greater than item 5(iv)
            [subtract item 5(iv) from Item 5(i)]                                                             $ 0
                                                                                                             ---

     (vi)   Redemption credits available for use in future years                   $4,546,021,445
            - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
            Item 5(i)]

     (vii)  Multiplier for determining registration fee (See
            Instruction C.9)                                                                                 x 0.0001177
                                                                                                             -----------

     (viii) Registration fee due [multiply Item 5(v) by Item                                                 -----------
            5(vii)] (enter "0" if no fee is due):                                                            =$ 0.00

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule
     24e-2], then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
        -0-  .
----------------------------------------------------------------------------------------------------------------------------------
7.   Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                                              +$      -0-
----------------------------------------------------------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                              =$ 0.00
----------------------------------------------------------------------------------------------------------------------------------
9.   Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Deliver

                      [X] Wire Transfer
                      [_] Mail or other means
----------------------------------------------------------------------------------------------------------------------------------

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ STEVEN M. ANDERSON
                          -----------------------------------------------------
                          Steven M. Anderson, Treasurer

Date:
*Please print the name and title of the signing officer below the signature.

-------------------------------------------------------------------------------